EXPLORATION AND EVALUATION ASSETS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Expenditures:
Acquisition costs			$ 222,512		$ 237,593
Consulting			39,643		44,795
Geology					1,642
Field work			2,337
Finders fees			12,630
Geophysics			4,016		10,293
Mapping			7,883		1,889
Mining rights and claim fees			436,671		255,501
Reports					40,618
Share-based compensation					293,100
Technical reports			23,472
Travel			6,130		1,475
Total exploration costs			755,294		886,906
Movement in foreign exchange			1,378		(11,535)
Balance	$ 2,369,034	$ 1,286,156	1,632,043	$ 686,737	875,371
Kelly Creek
Expenditures:
Acquisition costs			63,000		66,233
Consulting			827		24,870
Geology					1,642
Geophysics					9,642
Mapping					1,889
Mining rights and claim fees			120,907		126,732
Reports					40,618
Share-based compensation					32,567
Technical reports			1,426
Total exploration costs			186,160		304,193
Movement in foreign exchange			32		(9,048)
Balance	914,879	379,154	481,337	231,414	295,145
Fourmile Basin
Expenditures:
Acquisition costs			43,412		67,120
Consulting			27,004		15,406
Field work			2,337
Geophysics					651
Mapping			351
Mining rights and claim fees			69,309		128,769
Share-based compensation					227,966
Technical reports			7,759
Travel			6,130		1,475
Total exploration costs			156,302		441,387
Balance	704,531	471,438	597,689	346,675	441,387
Lone Mountain
Expenditures:
Acquisition costs			37,800		104,240
Consulting			9,152		4,519
Mapping			230
Mining rights and claim fees			101,266
Share-based compensation					32,567
Technical reports			14,287
Total exploration costs			162,735		141,326
Movement in foreign exchange			461		(2,487)
Balance	350,738	237,727	302,035	$ 108,648	$ 138,839
Miller Project
Expenditures:
Acquisition costs			78,300
Consulting			2,660
Finders fees			12,630
Geophysics			4,016
Mapping			7,302
Mining rights and claim fees			145,189
Total exploration costs			250,097
Movement in foreign exchange			885
Balance	$ 302,840	$ 197,837	$ 250,982